Document and Entity Information	Apr. 21, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 21, 2017
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Apr. 21, 2017
Document Effective Date	Apr. 21, 2017
Prospectus Date	Mar. 01, 2017
Class A, C, I, Y Prospectus | Dynamic Total Return Fund | Class A
Prospectus:
Trading Symbol	AVGAX
Class A, C, I, Y Prospectus | Dynamic Total Return Fund | Class C
Prospectus:
Trading Symbol	AVGCX
Class A, C, I, Y Prospectus | Dynamic Total Return Fund | Class I
Prospectus:
Trading Symbol	AVGRX
Class A, C, I, Y Prospectus | Dynamic Total Return Fund | Class Y
Prospectus:
Trading Symbol	AVGYX